Accrued Expenses and Other Liabilities Accured Expenses (Tables)	12 Months Ended
Dec. 31, 2012
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities
Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consist of the following at December 31:

	December 31,
	2012	2011
Recurring network costs	$3,739	$7,157
Recurring operating accruals	10,007	5,071
Accrued interest	2,075	11,473
Payroll-related liabilities	2,742	4,312
Other	1,798	1,618
Total accrued expenses and other current liabilities	$20,361	$29,631

Accrued Expenses and Other Current Liabilities [Table Text Block]
Accrued expenses and other current liabilities consist of the following at December 31:

	December 31,
	2012	2011
Recurring network costs	$3,739	$7,157
Recurring operating accruals	10,007	5,071
Accrued interest	2,075	11,473
Payroll-related liabilities	2,742	4,312
Other	1,798	1,618
Total accrued expenses and other current liabilities	$20,361	$29,631